RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related parties and related parties transaction
(i)
Related Parties

Name of Related Parties	Relationship with the Company
Beijing Puhui Sizhong Technology Limited Company	A company controlled by Mr. Changxun Sun
Changxun Sun, Zhiqiang Xu, Muchao Deng	Three management employees
Beijing Jingu Shitong Technology Co., Ltd	One of the Company’s investment affiliates and the Company owns 55.38% equity interest and has significant influence
Hi Sun Technology (China) Limited	A company that controls Main Access Limited, an entity that is a shareholder of the Company
Shanghai Keshen Information Technology Co., Ltd.	One of the Company’s investment affiliates and the Company owns 20% equity interest and has significant influence since December 2021
Beijing Lianxinzhihui Technology Co., Ltd.	One of the Company’s investment affiliates and the Company owns 15.93% equity interest and has significant influence
Shenzhen City Yunjitong Technology Co., Ltd	One of the Company’s investment affiliates and the Company owns 18.52% equity interest and has significant influence
Shenyang Yunrongxin Technology Co., Ltd	One of the Company’s investment affiliates and the Company owns 20% equity interest and has significant influence
(ii)
The Company had the following related party transactions for the years ended December 31, 2019, 2020 and 2021:

		Year ended December 31,
	Note	2019	2020	2021
		RMB	RMB	RMB
Interest free loans provided to related parties:
-Three management employees	(a)	-	2,550	-
-Beijing Jingu Shitong Technology Co., Ltd	(a)	-	1,400	-

Interest free loans collected from related parties:
-Three management employees	(a)	310	4,160	900
Beijing Jingu Shitong Technology Co., Ltd	(a)	-	-	1,400

Cloud-based UC&C services provided to a related party:
-Hi Sun Technology (China) Limited	(b)	38,280	30,352	5,158

CPaaS services provided to related parties:
-Beijing Lianxinzhihui Technology Co., Ltd.	(c)	2,626	2,360	200
-Shenyang Yunrongxin Technology Co., Ltd	(c)	873	145	532
-Shenzhen City Yunjitong Technology Co., Ltd	(c)	3	3	5
-Beijing Jingu Shitong Technology Co., Ltd	(c)	-	208	99

Sub-lease income from an equity investee:
-Beijing Jingu Shitong Technology Co., Ltd	(d)	-	317	-

Project development services purchased from related parties :
-Hi Sun Technology (China) Limited	(e)	7,111	368	-
-Shenyang Yunrongxin Technology Co., Ltd	(e)	-	1,046	-

Research and development services purchased from a related party:
-Hi Sun Technology (China) Limited	(e)	-	5,667	1,974

Rental expenses paid for a related party:
-Beijing Puhui Sizhong Technology Limited Company	(f)	100	150	-

(iii)
The Company had the following related party balances as of December 31, 2019, 2020 and 2021:

	Notes	2019	2020	2021
		RMB	RMB	RMB
Accounts receivable - related parties, net:
-Hi Sun Technology (China) Limited	(b)	10,136	12,094	-
-Shanghai Keshen Information Technology Co., Ltd.	(b)	-	-	194
-Beijing Lianxinzhihui Technology Co., Ltd.	(c)	-	270	3
-Shenyang Yunrongxin Technology Co., Ltd	(c)	72	40	107
-Beijing Jingu Shitong Technology Co., Ltd	(c)	-	38	-

Amounts due from related parties:
-Three management employees	(a)	2,510	900	-
-Beijing Jingu Shitong Technology Co., Ltd	(a) (d)	-	1,400	-
-Hi Sun Technology (China) Limited	(b)	3,936	3,936	-
-Shenzhen City Yunjitong Technology Co., Ltd	(c)	6	6	-
Total amounts due from related parties		6,452	6,242	-

Amounts due to related parties:
-Hi Sun Technology (China) Limited	(e)	3,405	3,360	-
-Shenyang Yunrongxin Technology Co., Ltd	(e)	160	900	731
-Shenzhen City Yunjitong Technology Co., Ltd	(e)	6	6	5
-Shanghai Keshen Information Technology Co., Ltd.	(e)	-	-	58
-Beijing Lianxinzhihui Technology Co., Ltd.	(c)	173	-	-
Total amounts due to related parties		3,744	4,266	794